TAXES ON INCOME (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Balance at the beginning of the year		$ 1,365	$ 705
Increase in tax positions		688	570
Decrease in tax positions		(293)	(64)
Acquisition of subsidiary	[1]	227	154
Balance at the end of the year		$ 1,987	$ 1,365

[1]	The amount initially consolidated as part of the acquisition of subsidiary in 2015 was net of Witholding taxes assets of $635.